CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q2) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2016
Assets
Investment securities available for sale, amortized cost	$ 29,182	$ 30,863
Investment securities available for sale, amortized cost		32,067	[1]		$ 27,459
Core deposit intangible, accumulated amortization	$ 728	$ 711	[1]		$ 667
Liabilities and Stockholders' Equity
Common stock, par value (in dollars per share)	$ 2.50	$ 2.50	[1]	$ 2.50	$ 2.50
Common stock, shares authorized (in shares)	10,000,000	10,000,000	[1]		10,000,000
Common stock, shares issued (in shares)	7,156,987	4,657,880	[1]		4,650,808
Common stock, shares outstanding (in shares)	7,156,987	4,657,880	[1]		4,650,808

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.